UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Amusement and Recreation Services:
The Walt Disney Company	10,780	$471,948	0.26%
		471,948	0.26%
Apparel and Accessory Stores:
Foot Locker, Inc.	12,400	385,020	0.22%
Nordstrom, Inc.	6,040	336,549	0.19%
Ross Stores, Inc.	33,533	1,948,267	1.09%
The Gap, Inc.	38,950	1,018,153	0.57%
		3,687,989	2.07%
Apparel and Other Finished Products:
PVH Corp.	4,200	375,186	0.21%
		375,186	0.21%
Auto Repair, Services and Parking:
Hertz Global Holdings, Inc. *	14,690	220,938	0.12%
		220,938	0.12%
Auto Dealers, Gas Stations:
Advanced Auto Parts, Inc.	4,300	380,851	0.21%
Autozone, Inc. *	3,719	1,382,724	0.78%
		1,763,575	0.99%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	70,400	2,209,152	1.24%
The Home Depot, Inc.	7,500	377,325	0.21%
Tractor Supply Company	7,620	690,067	0.39%
		3,276,544	1.84%
Business Services:
Accenture plc **	28,490	1,837,605	1.03%
Alliance Data Systems Corporation *	6,800	856,528	0.48%
Automatic Data Processing, Inc.	11,035	609,022	0.34%
CA, Inc.	30,200	832,312	0.47%
Cerner Corporation *	4,430	337,389	0.19%
Check Point Software Technologies LTD. * **	14,645	934,937	0.53%
Cognizant Technology Solutions Corporation *	4,570	351,662	0.20%
Global Payments Inc.	15,188	720,974	0.41%
Google Inc. *	1,252	802,832	0.45%
International Business Machines Corporation	26,131	5,452,233	3.06%
Intuit Inc.	31,739	1,908,466	1.07%
Microsoft Corporation	41,189	1,328,345	0.75%
Nuance Communications, Inc. *	7,710	197,222	0.11%
Oracle Corporation	27,930	814,439	0.46%
priceline.com Incorporated *	755	541,713	0.30%
Salesforce.com, Inc. *	3,059	472,646	0.27%
SAP AG **	11,700	816,894	0.46%
Symantec Corporation *	43,966	822,164	0.46%
The Western Union Company	27,600	485,760	0.27%
Visa Inc.	8,550	1,008,900	0.57%
VMware Inc. *	4,195	471,392	0.26%
		21,603,435	12.14%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Chemicals and Allied Products:
Abbott Laboratories	42,600	$2,610,954	1.47%
Air Products & Chemicals, Inc.	1,400	128,520	0.07%
Albemarle Corporation	2,495	159,480	0.09%
Allergan, Inc.	5,885	561,606	0.32%
Amgen Inc.	6,600	448,734	0.25%
AstraZeneca PLC **	10,200	453,798	0.26%
Bristol-Myers Squibb Company	29,750	1,004,063	0.56%
Celanese Corporation	2,485	114,757	0.06%
CF Industries Holdings, Inc.	600	109,590	0.06%
E.I. du Pont de Nemours and Company	14,725	778,953	0.44%
Eastman Chemical Company	2,100	108,549	0.06%
Ecolab Inc.	5,390	332,671	0.19%
Endo Pharmaceuticals Holdings Inc. *	19,515	755,816	0.43%
Gilead Sciences, Inc. *	14,461	706,420	0.40%
Johnson & Johnson	34,600	2,282,216	1.28%
Merck & Co., Inc.	52,500	2,016,000	1.13%
Monsanto Company	10,215	814,748	0.46%
Novo Nordisk A/S **	1,930	267,710	0.15%
Perrigo Company	3,390	350,221	0.20%
Pfizer Inc.	22,900	518,914	0.29%
PPG Industries, Inc.	1,300	124,540	0.07%
Praxair, Inc.	3,985	456,840	0.26%
Sanofi-Aventis **	13,000	503,750	0.28%
Shire Plc **	3,280	310,780	0.17%
Sigma-Aldrich Corporation	3,045	222,468	0.13%
The Dow Chemical Company	3,500	121,240	0.07%
The Mosaic Company	3,655	202,085	0.11%
United Therapeutics Corporation *	5,060	238,478	0.13%
		16,703,901	9.39%
Communications:
CBS Corporation	44,639	1,513,708	0.85%
Discovery Communications, Inc. *	17,590	890,054	0.50%
Level 3 Communications, Inc. *	47,266	1,216,154	0.68%
NII Holdings, Inc. *	11,400	208,734	0.12%
Time Warner Cable Inc.	10,488	854,772	0.48%
		4,683,422	2.63%
Depository Institutions:
Capital One Financial Corp.	6,100	340,014	0.19%
Fifth Third Bancorp	23,500	330,175	0.19%
JPMorgan Chase & Co.	7,400	340,252	0.19%
KeyCorp	38,400	326,400	0.18%
The PNC Financial Services Group, Inc.	5,300	341,797	0.19%
U.S. Bancorp	50,750	1,607,760	0.90%
Wells Fargo & Company	13,410	457,817	0.26%
		3,744,215	2.10%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	2,200	124,256	0.07%
		124,256	0.07%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Eating and Drinking Places:
Chipotle Mexican Grill, Inc. *	870	$363,660	0.21%
McDonald’s Corporation	8,880	871,128	0.49%
Starbucks Corporation	17,905	1,000,710	0.56%
Yum! Brands, Inc.	5,335	379,745	0.21%
		2,615,243	1.47%
Electric, Gas, and Sanitary Services:
Ameren Corporation	6,100	198,738	0.11%
American Electric Power Company, Inc.	4,800	185,184	0.10%
DTE Energy Company	3,500	192,605	0.11%
Edison International	4,600	195,546	0.11%
Entergy Corporation	2,900	194,880	0.11%
FirstEnergy Corp.	4,400	200,596	0.11%
NRG Energy, Inc. *	11,000	172,370	0.10%
NV Energy, Inc.	12,800	206,336	0.12%
ONEOK, Inc.	8,990	734,123	0.41%
Pinnacle West Capital Corporation	4,100	196,390	0.11%
Public Service Enterprise Group Incorporated	6,200	189,782	0.11%
Sempra Energy	3,300	197,868	0.11%
Stericycle, Inc. *	4,630	387,253	0.22%
Teco Energy, Inc.	10,700	187,785	0.11%
The Williams Companies, Inc.	25,275	778,723	0.43%
		4,218,179	2.37%
Electronic and Other Electric Equipment:
Altera Corporation	18,237	726,197	0.41%
Amphenol Corporation	13,400	800,918	0.45%
ASML Holding N.V. **	17,500	877,450	0.49%
Avago Technologies Limited **	12,055	469,783	0.27%
Broadcom Corporation	32,184	1,264,831	0.71%
Cypress Semiconductor Corporation	23,120	361,366	0.20%
Intel Corporation	36,223	1,018,229	0.57%
Jabil Circuit, Inc.	33,284	836,094	0.47%
Molex Incorporated	84,150	1,973,318	1.11%
Qualcomm Incorporated	50,676	3,446,982	1.94%
		11,775,168	6.62%
Engineering, Accounting, Research, Mgmt and Relation Services:
ABB Ltd **	12,100	246,961	0.14%
		246,961	0.14%
Fabricated Metal Products:
Ball Corporation	2,800	120,064	0.07%
Parker-Hannifin Corporation	15,064	1,273,661	0.71%
		1,393,725	0.78%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	21,850	1,588,932	0.89%
Archer-Daniels-Midland Company	3,900	123,474	0.07%
Bunge Limited **	1,700	116,348	0.07%
Corn Products International, Inc.	2,000	115,300	0.06%
Diageo plc **	4,650	448,725	0.25%
General Mills, Inc.	2,850	112,432	0.06%
Kraft Foods Inc.	5,615	213,426	0.12%
Monster Beverage Corporation *	11,295	701,307	0.40%
The Coca-Cola Company	12,127	897,519	0.51%
		4,317,463	2.43%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Food Stores:
Safeway Inc.	20,200	$408,242	0.23%
Whole Foods Market, Inc.	5,405	449,696	0.25%
		857,938	0.48%
Furniture and Fixtures:
BE Aerospace, Inc. *	12,365	574,602	0.33%
Johnson Controls, Inc.	7,800	253,344	0.14%
		827,946	0.47%
General Merchandise:
Big Lots, Inc. *	8,100	348,462	0.19%
Dollar Tree, Inc. *	13,501	1,275,709	0.72%
Macy's, Inc.	32,120	1,276,128	0.72%
		2,900,299	1.63%
Heavy Construction Non-Building:
Flour Corporation	26,250	1,576,050	0.89%
Jacobs Engineering Group Inc.	4,455	197,668	0.11%
KBR, Inc.	7,500	266,625	0.15%
		2,040,343	1.15%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	62,600	1,976,282	1.11%
Digital Realty Trust, Inc.	8,835	653,525	0.37%
		2,629,807	1.48%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	17,959	1,181,163	0.66%
		1,181,163	0.66%
Hotels, Other Lodging Places:
Starwood Hotels & Resorts Worldwide, Inc.	9,235	520,946	0.29%
Wyndham Worldwide Corporation	8,200	381,382	0.22%
		902,328	0.51%
Industrial Machinery and Equipment:
Apple Computer, Inc. *	6,786	4,068,003	2.29%
Cisco Systems, Inc.	39,214	829,376	0.46%
Cummins Engine, Inc.	8,799	1,056,232	0.59%
Dell Inc. *	91,811	1,524,063	0.86%
Dover Corporation	39,243	2,469,954	1.39%
Eaton Corporation	5,200	259,116	0.15%
EMC Corporation *	42,641	1,274,113	0.72%
F5 Networks, Inc. *	5,963	804,766	0.45%
Flowserve Corporation	3,410	393,889	0.22%
FMC Technologies, Inc. *	3,880	195,630	0.11%
Fortinet, Inc. *	16,360	452,354	0.25%
Gardner Denver, Inc.	10,191	642,237	0.36%
Joy Global Inc.	3,300	242,550	0.14%
Lam Research Corporation *	18,692	834,037	0.47%
National Oilwell Varco, Inc.	14,355	1,140,792	0.64%
Pitney Bowes, Inc.	14,800	260,184	0.15%
SanDisk Corporation *	16,666	826,467	0.46%
SPX Corporation	7,125	552,401	0.31%
Teradata Corporation *	22,700	1,547,005	0.87%
The Timken Company	5,100	258,774	0.15%
Western Digital Corporation *	19,935	825,110	0.46%
		20,457,053	11.50%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Instruments and Related Products:
3M Company	2,900	$258,709	0.15%
Agilent Technologies, Inc.	18,280	813,643	0.46%
Baxter International Inc.	48,217	2,882,412	1.62%
Danaher Corporation	26,631	1,491,336	0.84%
Intuitive Surgical, Inc. *	455	246,496	0.13%
Medtronic, Inc.	18,756	735,048	0.41%
Rockwell Automation, Inc.	2,510	200,047	0.11%
Roper Industries, Inc.	23,148	2,295,356	1.29%
Stryker Corporation	13,791	765,125	0.43%
The Cooper Companies, Inc.	10,163	830,419	0.47%
Thermo Fisher Scientific Inc.	7,175	404,527	0.23%
Zimmer Holdings, Inc.	7,300	469,244	0.26%
		11,392,362	6.40%
Insurance Carriers:
Ace LTD. **	4,400	322,080	0.18%
Aetna Inc.	10,200	511,632	0.29%
Assurant, Inc.	8,300	336,150	0.19%
Axis Capital Holdings Limited **	55,000	1,824,350	1.03%
Berkshire Hathaway Inc. *	20,300	1,647,345	0.93%
Humana Inc.	5,100	471,648	0.27%
Leucadia National Corporation	61,000	1,592,100	0.89%
Lincoln National Corporation	12,600	332,136	0.19%
Metlife Capital Trust, Inc.	8,800	328,680	0.18%
Principal Financial Group, Inc.	11,600	342,316	0.19%
Prudential Financial, Inc.	5,400	319,680	0.18%
RenaissanceRe Holdings Ltd. **	25,450	1,927,328	1.08%
The Chubb Corporation	4,500	310,995	0.17%
The Hartford Financial Services Group, Inc.	15,300	322,524	0.18%
The Travelers Companies, Inc.	5,400	342,306	0.19%
UnitedHealth Group Incorporated	24,318	1,433,303	0.81%
Unum Group	13,600	332,928	0.19%
Wellpoint, Inc.	7,500	553,500	0.31%
		13,251,001	7.45%
Leather and Leather Products:
Coach, Inc.	11,691	903,480	0.51%
		903,480	0.51%
Lumber and Wood Products:
Masco Corporation	15,515	207,436	0.12%
		207,436	0.12%
Metal Mining:
Cliffs Natural Resources Inc.	1,600	110,816	0.06%
Freeport-McMoRan Copper & Gold Inc.	22,281	847,569	0.48%
		958,385	0.54%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	3,200	114,112	0.06%
		114,112	0.06%
Miscellaneous Retail:
IAC/InteractiveCorp	7,300	358,357	0.20%
CVS Caremark Corp	18,512	829,338	0.47%
PetSmart, Inc.	23,377	1,337,632	0.75%
Signet Jewelers Limited **	7,200	340,416	0.19%
		2,865,743	1.61%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Nondepository Institutions:
American Express Company	27,758	$1,606,078	0.91%
Discover Financial Services	11,300	376,742	0.21%
SLM Corporation	19,700	310,472	0.17%
		2,293,292	1.29%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	32,695	1,297,338	0.73%
Cardinal Health, Inc.	11,500	495,765	0.28%
McKesson Corporation	15,199	1,334,016	0.75%
		3,127,119	1.76%
Oil and Gas Extraction:
Apache Corporation	3,200	321,408	0.18%
Core Laboratories N.V. **	1,700	223,669	0.13%
Encana Corporation **	88,900	1,746,885	0.98%
Eni S.p.A **	7,000	327,740	0.19%
Helmerich & Payne, Inc.	17,832	962,036	0.54%
Nabors Industries Ltd. * **	16,900	295,581	0.17%
Noble Corporation **	48,400	1,813,548	1.02%
Occidental Petroleum Corporation	3,500	333,305	0.19%
Plains Exploration & Production Company *	28,000	1,194,200	0.67%
Royal Dutch Shell PLC **	4,900	343,637	0.19%
Schlumberger N.V. (Schlumberger Limited) **	18,900	1,321,677	0.74%
Talisman Energy Inc. **	25,900	326,340	0.18%
Transocean LTD. **	5,900	322,730	0.18%
		9,532,756	5.36%
Paper and Allied Products:
International Paper Company	3,400	119,340	0.07%
		119,340	0.07%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	7,300	328,500	0.18%
Chevron Corporation	6,092	653,306	0.37%
ConocoPhillips	11,650	885,517	0.49%
Exxon Mobil Corporation	23,090	2,002,596	1.13%
Total SA **	6,100	311,832	0.18%
Valero Energy Corporation	13,000	335,010	0.19%
		4,516,761	2.54%
Primary Metal Industries:
Alcoa Inc.	11,400	114,228	0.06%
Nucor Corporation	2,600	111,670	0.06%
Steel Dynamics, Inc.	7,500	109,050	0.07%
		334,948	0.19%
Printing, Publishing, & Allied Lines:
News Corporation	18,200	358,358	0.20%
R.R. Donnelley & Sons Company	21,000	260,190	0.15%
		618,548	0.35%
Railroad Transportation:
Union Pacific Corporation	9,340	1,003,863	0.56%
		1,003,863	0.56%
Real Estate:
CBRE Group, Inc. *	8,265	164,969	0.09%
PICO Holdings, Inc. *	55,150	1,293,268	0.73%
		1,458,237	0.82%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Schedule of Portfolio Investments
March 31, 2012

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Rubber & Miscellaneous Plastic Products:
Armstrong World Industries, Inc.	6,325	$308,470	0.17%
Nike, Inc.-Class B	5,820	631,121	0.36%
		939,591	0.53%
Security and Commodity Brokers:
Affiliated Managers Group, Inc. *	3,995	446,681	0.25%
Ameriprise Financial, Inc.	5,800	331,354	0.19%
Franklin Resources, Inc.	2,700	334,881	0.19%
The Goldman Sachs Group, Inc.	2,900	360,673	0.20%
		1,473,589	0.83%
Service Necessity:
Subsea 7 S.A. * **	20,800	548,912	0.31%
		548,912	0.31%
Stone, Clay, Glass, Concrete Products:
Owens Corning *	9,540	343,726	0.19%
		343,726	0.19%
Transportation By Air:
Bristow Group Inc.	27,050	1,291,097	0.73%
		1,291,097	0.73%
Transportation Equipment:
Autoliv, Inc.	3,900	261,495	0.16%
Borgwarner Inc. *	5,125	432,243	0.24%
Honeywell International Inc.	14,285	872,099	0.49%
Navistar International Corporation *	6,700	271,015	0.15%
Polaris Industries Inc.	5,200	375,180	0.21%
The Boeing Company	5,300	394,161	0.22%
TRW Automotive Holdings Corp *	6,200	287,990	0.16%
United Technologies Corporation	5,460	452,852	0.25%
		3,347,035	1.88%
Transportation Services:
Expedia, Inc.	23,289	778,784	0.44%
		778,784	0.44%
Total common stocks (cost $141,305,832)		174,439,142	98.05%
Short-Term Investments:
AIM Money market funds (.02013% at March 31, 2012)	3,231,469	3,231,469	1.82%
Total short-term investments (cost $3,231,469)		3,231,469	1.82%
Total investments (cost $144,537,301)		177,670,611	99.87%
Other assets and liabilities, net		223,686	0.13%
Total net assets		$177,894,297	100.00%

* Presently not producing dividend income
** Foreign Investments (13.09% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2012.

Level 1 -	Quoted Prices	$177,670,611
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$177,670,611

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: __/s/ David R. Carpenter______
David R. Carpenter Principal Executive Officer

Date: __May 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

___/s/ David R. Carpenter__ David R. Carpenter Principal Executive Officer

Date:  ____May 10, 2012

___/s/ Robert D. Brearton___ Robert D. Brearton Principal Financial Officer

Date:  ____May 10, 2012

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically